Supplement to the currently effective Prospectus of each of the listed funds:

Kemper Asian Growth Fund                                           Kemper Income and Capital Preservation Fund

Classic Growth Fund (Classes A, B and C only)                      Kemper Intermediate Municipal Bond Fund

Kemper Global Blue Chip Fund                                       Kemper International Fund

Kemper Global Income Fund                                          Kemper Municipal Bond Fund

Kemper High Yield Opportunity Fund                                 Kemper Ohio Tax-Free Income Fund

Kemper High Yield Fund II                                          Kemper Short-Term U.S. Government Fund

Kemper Horizon 20+ Portfolio                                       Kemper U.S. Growth and Income Fund

Kemper Horizon 10+ Portfolio                                       Kemper U.S. Mortgage Fund

Kemper Horizon 5 Portfolio                                         Value Fund (Classes A, B and C only)

The applicable Board of each of the above-mentioned funds (identified in the table below under the heading "Acquired Fund") recently approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below. The proposed transaction is part of Scudder Kemper's initiative to restructure and streamline the management and operations of the funds it manages.

The Plan applicable to each Fund provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Fund solely in exchange for voting shares of the corresponding Acquiring Fund. Following the exchange, the Fund will distribute shares of the corresponding Acquiring Fund to the Fund's shareholders as part of the Fund's cessation of operations as provided for in the Plan. (Each transaction contemplated by a Plan is referred to as a "Reorganization.")

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Fund. A Special Meeting (the "Meeting") of the shareholders of each Fund will be held on or about May 15, 2001 or May 24, 2001 and shareholders will be given the opportunity to vote on the Plan and any other matters affecting the Fund at that time. In connection with each Meeting, the applicable Fund will deliver to its shareholders: (i) a Proxy Statement/Prospectus describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Fund.

If the Plan for a Fund is approved at the applicable Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. Eastern standard time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event the shareholders of a Fund fail to approve the Plan for that Fund, the Fund will continue to operate and the Fund's Board may resubmit the Plan for shareholder approval or consider other proposals.

Acquired Fund                                       Acquiring Fund                                Proposed Reorganization Date
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Kemper Asian Growth Fund                            Scudder Pacific Opportunities Fund                     May 28, 2001
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Classic Growth Fund                                 Scudder Capital Growth Fund                            June 25, 2001
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Kemper Global Blue Chip Fund                        Scudder Global Fund                                    June 18, 2001
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Kemper Global Income Fund                           Scudder Global Bond Fund                               June 18, 2001
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Kemper High Yield Opportunity Fund                  Scudder High Yield Bond Fund (to be renamed            June 25, 2001
                                                    Scudder High Yield Opportunity Fund)
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Kemper High Yield Fund II                           Kemper High Yield Fund                                 May 28, 2001
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Kemper Horizon 20+ Portfolio                        Kemper Total Return Fund                               June 11, 2001
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Kemper Horizon 10+ Portfolio                        Kemper Total Return Fund                               June 11, 2001
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Kemper Horizon 5 Portfolio                          Kemper Total Return Fund                               June 11, 2001
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Kemper Income and Capital Preservation Fund         Scudder Income Fund                                    June 25, 2001
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Kemper Intermediate Municipal Bond Fund             Scudder Medium Term Tax Free Fund                      June 11, 2001
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Kemper International Fund                           Scudder International Fund                             June 18, 2001
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Kemper Municipal Bond Fund                          Scudder Managed Municipal Bonds                        June 11, 2001
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Kemper Ohio Tax-Free Income Fund                    Scudder Managed Municipal Bonds                        June 11, 2001
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Kemper Short-Term U.S. Government Fund              Scudder Short Term Bond Fund                           June 25, 2001
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Kemper U.S. Growth and Income Fund                  Scudder Growth and Income Fund                         June 11, 2001
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Kemper U.S. Mortgage Fund                           Kemper U.S. Government Securities Fund                 May 28, 2001
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Value Fund                                          Scudder Large Company Value Fund                       June 25, 2001
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November 30, 2000